SEGMENT REPORTING - Narrative (Details) - segment	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of reportable segments	3	4	4	3